Consolidated Statements Of Cash Flows (Parenthetical) (USD $)	9 Months Ended		12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013 Morrison And Foerster L.L.P. [Member]	Jul. 31, 2013 Notes Payable, Other Payables [Member]	Jan. 25, 2013 Notes Payable, Other Payables [Member]
Accounts Payable Waived	$ 1,519,000		$ 1,519,000
Debt Instrument, Face Amount						1,125,000	1,125,000
Accrued interest			174,000
Fair value of warrants					245,000
Troubled debt restructuring loss	$ 0	$ 25,000	$ 25,000	$ 0